Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities at December 31, 2023 and March 31, 2023 were as follows (in thousands):
	December 31,	March 31,
	2023	2023
Accounts payable	$1,546	$1,541
Accrued revenue share	3,925	3,039
Other accrued liabilities	2,331	2,318
	$7,802	$6,898
Accounts payable and accrued liabilities at March 31, 2023 and 2022 were as follows (in thousands):
	March,	March 31,
	2023	2022
Accounts payable	$1,541	$2,453
Accrued revenue share	3,039	3,391
Other accrued liabilities	2,318	1,554
	$6,898	$6,998